Balance Sheet (USD $)	Sep. 30, 2012	Jun. 26, 2012	Jun. 20, 2012
Assets
Cash	$ 940	$ 1,000	$ 0
Total assets	940	1,000
Stockholders’ equity
Common Stock, $0.001 par value. 1,000 shares authorized, 50 shares issued and outstanding	1	1
Additional paid in capital	999	999
Total stockholders’ equity	$ 940	$ 1,000